schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Principal repayments / amortization	$ 305,769
Nonderivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Principal repayments / amortization	$ 61,127
Nonderivative Financial Instruments [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Maturity Date	July 2021 to June 2031